Subsequent Events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
Approval of Dividends
On June 29, 2023, the shareholders approved the payment of cash dividends of ¥16.0 per share of Common stock, totaling ¥192,860 million, that were payable on June 30, 2023, to the shareholders of record on March 31, 2023.